Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0000375	$ 0.0000375
Ordinary shares, shares authorized	[1]	1,360,000,000	1,360,000,000
Ordinary shares, shares issued	[1]	31,400,000	30,000,000
Ordinary shares, shares outstanding	[1]	31,400,000	30,000,000

[1]	Retroactively adjusted for the effects of the Stock Split (see Note 1).